Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule Of Significant Accounting Policies [Line Items]
Number of shares sold by the Company					5,750,000
Outstanding shares of convertible preferred stock converted into number of shares of common stock	15,221,571		15,221,571
Reclassified common stock and the related convertible preferred stock warrant liability to additional paid-in capital	80,560		80,560
Common stock, shares authorized	30,000,000		30,000,000		24,000,000	24,000,000
Common stock, par value	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000		5,000,000		6,455,531	6,455,531
Preferred stock, par value	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued	17,328,797		17,328,797		483,242	464,994
Common stock, shares outstanding	17,328,797		17,328,797		483,242	464,994
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Capitalized software development costs, net of accumulated amortization	$ 2,300,000		$ 2,300,000		$ 2,000,000	$ 434,000
Construction in progress	300,000		300,000		1,600,000
Shipping and handling costs	1,400,000	1,300,000	4,200,000	3,500,000	4,800,000	4,700,000	4,300,000
Research and development cost	600,000	700,000	2,100,000	1,600,000	2,000,000	2,100,000	1,300,000
Advertising costs	200,000	100,000	600,000	500,000	1,200,000	800,000	1,100,000
Increase in fair value of convertible preferred stock warrant liability				900,000	949,000
Decrease in additional paid-in capital				(400,000)	431,000	553,000	79,000	44,000
Increase in expense				500,000	518,000
Prior period adjustments on net income (loss)						(600,000)	79,000	(44,000)
IPO
Schedule Of Significant Accounting Policies [Line Items]
Sale of stock, transaction date			Apr. 02, 2012
Number of shares sold by the Company			950,000
Common stock price	$ 19.00		$ 19.00
Net proceeds from IPO			11,100,000
Underwriting discounts and commissions			1,300,000
Offering expenses			5,600,000
Number of shares sold to shareholders			4,800,000
Capital stock, shares authorized	35,000,000		35,000,000
Common stock, shares authorized	30,000,000		30,000,000
Common stock, par value	$ 0.001		$ 0.001
Preferred stock, shares authorized	5,000,000		5,000,000
Preferred stock, par value	$ 0.001		$ 0.001
Common stock, shares issued	17,328,797		17,328,797
Common stock, shares outstanding	17,328,797		17,328,797
Preferred stock, shares issued
Preferred stock, shares outstanding
Secondary Public Offering
Schedule Of Significant Accounting Policies [Line Items]
Sale of stock, transaction date			Aug. 06, 2012
Common stock price	$ 39.25		$ 39.25
Offering expenses			700,000
Number of shares sold to shareholders			$ 3,649,976
Customer A
Schedule Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable			26.00%		21.00%
Customer B
Schedule Of Significant Accounting Policies [Line Items]
Percentage of accounts receivable			35.00%		45.00%